Profit for the Year	12 Months Ended
Dec. 31, 2017
Profit for the Year [Abstract]
PROFIT FOR THE YEAR
16.	PROFIT FOR THE YEAR

Profit for the year has been arrived at after charging:

	Year ended December 31,
	2017	2016	2015
Cost of inventories recognized as expenses	35,094,050	38,788,893	46,298,758
Taxes and surcharges	180,302	253,039	212,516
	35,274,352	39,041,932	46,511,274

Depreciation of property, plant and equipment	1,137,831	1,944,176	2,015,437
Amortization of land use rights and trademarks	14,307	19,009	17,061
Amortization of subsidies prepaid to distributors	401,259	910,537	1,093,036
Amortization of prepayments and premiums under operating leases	105,340	118,783	728,996
Provision (Reversal) of inventory obsolescence	101,256	(1,667)	342
Provision of bad debt allowance	-	331,196	1,028,439
Provision of impairment loss in prepayments	-	11,649,038	2,565,334
	1,759,993	14,971,072	7,448,645